Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Master Trust [Line Items]
Schedule of Master Trust assets, liabilities and comingled funds
The following tables summarize the assets and liabilities of the commingled funds of the Master Trust and the Plan's interest in those assets and liabilities at December 31, 2025 and 2024:

	December 31, 2025
	Master Trust - Commingled Funds	Plan's Interest in Master Trust Commingled Funds
Marsh Stock Fund
Marsh common stock at fair value	$569,666,803	$47,818,201
Short-term investment fund at fair value	10,613,206	890,879
Accrued interest receivable	36,384	3,054
Liability for expenses incurred	(21,253)	(1,784)
	580,295,140	48,710,350
Stable Value Fund
Security backed investment contracts at contract value	512,986,091	56,510,961
Short-term investment fund at fair value	23,594,468	2,599,185
Accrued interest receivable	85,026	9,367
Liability for expenses incurred	(119,202)	(13,131)
	536,546,383	59,106,382
Common collective trusts at fair value	3,330,896,704	555,971,903
Net assets of commingled investments held by Master Trust	$4,447,738,227	$663,788,635

	December 31, 2024
	Master Trust - Commingled Funds	Plan's Interest in Master Trust Commingled Funds
Marsh Stock Fund
Marsh common stock at fair value	$722,475,231	$61,637,116
Short-term investment fund at fair value	15,128,903	1,290,704
Accrued interest receivable	55,559	4,740
Liability for expenses incurred	(21,250)	(1,813)
	737,638,443	62,930,747
Stable Value Fund
Security backed investment contracts at contract value	517,049,326	50,953,846
Short-term investment fund at fair value	11,086,840	1,092,579
Accrued interest receivable	43,260	4,263
Liability for expenses incurred	(118,452)	(11,673)
	528,060,974	52,039,015
Common collective trusts at fair value	2,784,329,533	394,839,791
Net assets of commingled investments held by Master Trust	$4,050,028,950	$509,809,553
The following table summarizes the net investment income of the commingled investments held by the Master Trust for the year ended December 31, 2025:

Investment income and expenses:
Net depreciation in fair value of Marsh common stock	$(82,925,232)
Net appreciation in fair value of common collective trusts	521,402,298
Dividends	11,144,144
Interest	16,703,838
Expenses	(771,552)
Net investment income	$465,553,496

Net investment income from commingled investments in Master Trust - By plan:
Marsh & McLennan Agency 401(k) Savings & Investment Plan	$79,523,502
Marsh Plan	$386,029,994